SCHEDULE OF TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Trade payables	$ 322,235	$ 157,705
VAT, income and dividend taxes payable	29,625	28,027
Salaries payable	50,078	72,783
Trade payables and accrued liabilities	$ 401,938	$ 258,515